Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		10 Months Ended
	May 28, 2021	Dec. 31, 2021
Accounting Policies [Line Items]
Cash equivalents		$ 0
Cash		889,323
Unrecognized tax benefits		0
Unrecognized tax benefits income tax penalties and interest accrued		0
Transaction costs related to initial public offering	$ 13,198,430	13,198,430
Underwriting fee	4,600,000	4,600,000
Deferred underwriting fee payable		8,050,000
Other Offering Costs	$ 548,430	548,430
Federal Depository Insurance Coverage amount		250,000
Offering Costs Temporary Equity		13,181,867
Offering Costs Permanent Equity		$ 16,563
US Government Securities [Member]
Accounting Policies [Line Items]
Restricted Investments Term		185 days